SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

  Agreement and Plan of Merger

        On October 3, 2012, the Company entered into an agreement and plan of merger (the Merger Agreement) with ANIP Acquisition Company d/b/a ANI Pharmaceuticals, Inc. The Merger Agreement provides that, upon the terms and subject to the conditions set forth in the Merger Agreement, ANI will merge with and into the Company, with the Company continuing as the surviving company (the Merger). At the effective time of the Merger, each outstanding share of capital stock of ANI will be converted into the right to receive a number of shares of the Company's common stock, if any, as determined pursuant to the exchange ratios described in the Merger Agreement and the provisions of ANI's certificate of incorporation. All options, warrants or other rights to purchase shares of capital stock of ANI, will be canceled at the effective time of the Merger without any consideration in exchange, except for certain warrants which although not cancelled will not represent the right to acquire any equity or other interest in the combined company after the Merger. No fractional shares of the Company's common stock will be issued in connection with the Merger, and holders of ANI capital stock will be entitled to receive cash in lieu thereof. Following the consummation of the transactions contemplated by the Merger Agreement, the current stockholders of ANI are expected to own approximately 53 percent of the outstanding shares of common stock of the combined company, and current stockholders of the Company are expected to own approximately 47 percent of the outstanding shares of common stock of the combined company. The exchange ratios are subject to potential adjustment as described in the Merger Agreement depending upon the amount of the Company's "net cash", as defined in the Merger Agreement and generally consisting of the Company's cash and cash equivalents less certain expenses and liabilities, as of a determination date prior to the closing date of the Merger, but in no event will the current ANI stockholders own less than 50.1 percent (or the current Company stockholders own more than 49.9 percent) of the outstanding shares of common stock of the combined company. The Merger is intended to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

        The Merger Agreement provides that, immediately following the effective time of the Merger, the board of directors of the combined company will consist of five former directors of ANI and two former directors of the Company, and ANI's current executive officers are expected to serve as executive officers of the combined company. In connection with the Merger, the Company will seek to amend its certificate of incorporation to: (i) effect a reverse split of its common stock at a ratio between the range of one-for-two and one-for-five, as determined by the Company and ANI, which is intended to ensure that the listing requirements of The NASDAQ Global Market or The NASDAQ Capital Market are satisfied; and (ii) change the name of the Company to "ANI Pharmaceuticals, Inc." or another name as designated by ANI (together, the Charter Amendments). No fractional shares of the Company's common stock will be issued in connection with the reverse split and holders of the Company's common stock will be entitled to receive cash in lieu thereof.

        Consummation of the Merger is subject to a number of conditions, including, but not limited to (i) the adoption and approval of the Merger Agreement and the transactions contemplated thereby by both the Company's and ANI's stockholders and the approval of the Charter Amendments by the Company's stockholders; (ii) the effectiveness of a Form S-4 registration statement to be filed by the Company with the Securities and Exchange Commission to register the shares of the Company's common stock to be issued in connection with the Merger, which will contain a joint proxy statement/prospectus; (iii) approval for the listing of shares of the Company's common stock to be issued in the Merger on The NASDAQ Global Market or The NASDAQ Capital Market; (iv) written opinions of counsel that the Merger will qualify as a reorganization within the meaning of Section 368(a) of the Code; and (v) other customary closing conditions. In addition, the obligation of ANI to effect the Merger is subject to a condition that the Company's net cash, as calculated pursuant to the terms of the Merger Agreement, be no less than $17.0 million immediately prior to the effective time of the Merger.

        Each of the Company and ANI have made customary representations, warranties and covenants in the Merger Agreement, including among others, covenants that (i) each party will conduct its business in the ordinary course consistent with past practice during the interim period between the execution of the Merger Agreement and the consummation of the Merger; (ii) each party will not engage in certain kinds of transactions or take certain actions during such period; (iii) ANI will convene and hold a meeting of its stockholders for the purpose of considering the adoption and approval of the Merger Agreement and the transactions contemplated thereby and the board of directors of ANI will recommend that its stockholders adopt and approve the Merger Agreement, subject to certain exceptions; and (iv) the Company will convene and hold a meeting of its stockholders for the purpose of considering the adoption and approval of the Merger Agreement and the transactions contemplated thereby and the approval of the Charter Amendments and the Company's board of directors will recommend that the Company's stockholders adopt and approve the Merger Agreement and approve the charter amendments, subject to certain exceptions. Each of the Company and ANI also has agreed not to solicit proposals relating to alternative business combination transactions or enter into discussions or an agreement concerning any proposals for alternative business combination transactions, subject to exceptions for the Company in the event of the Company's receipt of a "superior proposal."

        The Merger Agreement contains certain termination rights in favor of each of ANI and the Company in certain circumstances. If the Merger Agreement is terminated due to certain triggering events specified in the Merger Agreement, the Company will be required to pay ANI a termination fee of up to $1.0 million or ANI will be required to pay the Company a termination fee of up to $750,000. The Merger Agreement also provides that under specified circumstances, the Company may be required to reimburse ANI up to $500,000 for ANI's expenses in connection with the transaction. Any expenses paid by the Company will be credited against the $1.0 million termination fee if the termination fee subsequently becomes payable by the Company.

  Voting Agreements

        Concurrently and in connection with the execution of the Merger Agreement, certain of ANI's stockholders, who collectively hold approximately 90 percent of the outstanding shares of ANI capital stock as of the close of business on October 3, 2012, entered into voting agreements with the Company, pursuant to which each stockholder agreed to vote its shares of ANI capital stock in favor of the Merger, the Merger Agreement and the transactions contemplated by the Merger Agreement and against certain transactions or certain actions that would delay, prevent or nullify the Merger or the transaction contemplated by the Merger Agreement. In addition, one of the stockholders of ANI, who holds approximately 57 percent of the outstanding shares of ANI capital stock as of the close of business on October 3, 2012, has agreed to vote in favor of the election of the two directors designated by the Company at the first annual meeting of stockholders following the completion of the Merger.

        In addition, certain of the Company's stockholders, directors and officers, who collectively hold approximately two percent of the outstanding shares of the Company's capital stock as of the close of business on October 3, 2012, entered into voting agreements with ANI, pursuant to which each stockholder agreed to vote its shares of the Company's capital stock in favor of the Merger, the Merger Agreement and the transactions contemplated by the Merger Agreement and the charter amendments, and against certain transactions or certain actions that would delay, prevent or nullify the Merger or the transaction contemplated by the Merger Agreement.

  Lock-Up Agreements

        Concurrently and in connection with the execution of the Merger Agreement, ANI's chief executive officer and chief financial officer and certain stockholders of ANI, who collectively hold approximately 85 percent of the outstanding shares of ANI capital stock as of the close of business on October 3, 2012, entered into lock-up agreements with the Company, pursuant to which each stockholder will be subject to a six-month lock-up on the sale of shares of the Company's common stock received in the Merger.

  Contingent Value Rights Agreement

        The Company has the right in its sole discretion to issue contingent value rights (each, a CVR and collectively, the CVRs) to its existing stockholders immediately prior to the completion of the Merger. The Company expects that one CVR will be issued for each share of the Company's common stock outstanding as of the record date to be set at a date prior to the completion of the Merger. However, the CVRs will not be certificated and will not be attached to the shares of the Company's common stock. Each CVR will be a non-transferable (subject to certain limited exceptions) right to potentially receive certain cash payments in the event the Company receives net cash payments during the ten-year period after the distribution of the rights as a result of the sale, transfer, license or similar transaction relating to the Company's LibiGel program, upon the terms and subject to the conditions set forth in a contingent value rights agreement to be entered into between the Company and an as of yet unidentified third party, as rights agent. The aggregate cash payments to be distributed to the holders of the CVRs, if any, will be equal to 66 percent of the net cash payments received by the combined company as a result of the sale, transfer, license or similar transaction relating to the Company's LibiGel program, as determined pursuant to the CVR agreement, and will not exceed $40 million in the aggregate.

  Employee Reduction Implications

        As a result of the conclusion of the Company's LibiGel Phase III cardiovascular events and breast cancer safety study, as announced by the Company in September 2012, and considering the Company's October 4, 2012 announcement of its potential merger with ANI, the Company plans to reduce its workforce during the fourth quarter of 2012. In connection with the announced reduction, the Company will pay approximately $300,000 in aggregate severance costs during the remainder of 2012. The termination of employment of these employees will result in the cessation of any further vesting in certain stock options held by these employees and a reversal of previously recognized non-cash stock-based compensation expense related to such options in a similar amount, thereby offsetting the employee reduction severance costs.

  Third Amendment To License Agreement with Teva

        In October 2012, the Company entered into an amendment to its development and license agreement with Teva pursuant to which Teva made a $1.0 million payment to the Company upon the signing of the amendment and agreed to make the following milestone-based payments to the Company: (1) $500,000 if the FDA authorizes marketing of the licensed male testosterone gel as an "AB-rated" equivalent to AndroGel®; (2) $750,000 upon the earlier to occur of (a) December 31, 2012 and (b) five business days after Teva's submission to the FDA of a final report regarding a "washing" clinical study required by the FDA; and (3) $500,000 upon the earlier to occur of (a) December 31, 2013 and (b) five business days after Teva's commencement of commercial manufacture of the licensed product for sale in the United States. In addition, Teva has agreed to pay the Company $4.0 million in the event Teva is the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel® for at least 180 days immediately following the launch date of the licensed product in the United States. The royalty rate to be paid by Teva to the Company under the agreement is five percent of net sales; provided, however, that during the period of time that Teva markets the licensed product and is the sole marketer of a generic 1% testosterone gel that is AB-rated to AndroGel® in the United States, the royalty rate will be seven and one half percent of net sales. Additionally, pursuant to the terms of the October 2012 amendment, the parties agreed to release each other from certain liabilities.